Goodwill and intangible assets (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Finite Lived Intangible Assets [Line Items]
WACC taken into account for impairment calculations	7.00%
Weighted-average amortization period	13 years 7 months 6 days
Amortization method	straight line basis
Goodwill impairment loss	$ 0
Non-compete covenant
Finite Lived Intangible Assets [Line Items]
Weighted-average amortization period	2 years 9 months
Concession Agreements
Finite Lived Intangible Assets [Line Items]
Weighted-average amortization period	16 years 1 month 6 days